WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 95.8%
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 3.0%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	$329,001
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	213,719
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	245,138
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	337,112
AT&T Inc., Senior Notes	3.300%	2/1/52	190,000	124,049
AT&T Inc., Senior Notes	3.500%	9/15/53	180,000	118,569
AT&T Inc., Senior Notes	3.800%	12/1/57	150,000	101,251
AT&T Inc., Senior Notes	3.500%	2/1/61	260,000	166,897
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	1,888,307
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	140,000	149,260
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	445,367
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	208,875
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,094,151
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	100,000	68,185

Total Diversified Telecommunication Services				5,489,881

Entertainment - 2.7%
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	2,706,579
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	2,830,000	2,257,526

Total Entertainment				4,964,105

Media - 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	910,000	738,565
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	174,712
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	120,000	78,528
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	386,609
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	447,793
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	110,000	92,738

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	250,000	$198,075
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	120,000	72,440
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	330,000	259,530
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	2,724,724
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	250,000	194,536	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	735,787
Paramount Global, Senior Notes	5.250%	4/1/44	80,000	60,209
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	370,000	412,569
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	351,807
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	334,538
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	19,361
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	164,445

Total Media				7,446,966

Wireless Telecommunication Services - 0.7%
Sprint LLC, Senior Notes	7.875%	9/15/23	120,000	120,169
Sprint LLC, Senior Notes	7.125%	6/15/24	230,000	232,031
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	100,000	86,012
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	100,000	70,699
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	330,000	272,815
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	360,000	244,206
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	320,000	289,330
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	20,000	15,431

Total Wireless Telecommunication Services				1,330,693

TOTAL COMMUNICATION SERVICES				19,231,645

CONSUMER DISCRETIONARY - 5.2%
Automobile Components - 0.3%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	620,000	602,976	(a)

Automobiles - 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	470,000	367,309
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	630,000	564,097
General Motors Co., Senior Notes	6.125%	10/1/25	300,000	301,372

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	$291,730
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	572,959

Total Automobiles				2,097,467

Broadline Retail - 0.4%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	369,275
Amazon.com Inc., Senior Notes	3.950%	4/13/52	520,000	434,222

Total Broadline Retail				803,497

Diversified Consumer Services - 0.2%
Washington University, Senior Notes	3.524%	4/15/54	150,000	115,534
Washington University, Senior Notes	4.349%	4/15/2122	170,000	138,111

Total Diversified Consumer Services				253,645

Hotels, Restaurants & Leisure - 2.1%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	740,000	659,896	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	320,000	315,176
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	248,659
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	342,032
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	590,000	495,264	(a)
Sands China Ltd., Senior Notes	5.375%	8/8/25	690,000	667,640
Sands China Ltd., Senior Notes	5.650%	8/8/28	200,000	188,939
Sands China Ltd., Senior Notes	4.875%	6/18/30	220,000	192,401
Sands China Ltd., Senior Notes	3.500%	8/8/31	510,000	410,704
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	370,000	333,437	(a)

Total Hotels, Restaurants & Leisure				3,854,148

Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	290,000	285,741
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	300,000	232,981
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	271,312

Total Household Durables				790,034

Specialty Retail - 0.7%
Home Depot Inc., Senior Notes	3.300%	4/15/40	100,000	78,924
Home Depot Inc., Senior Notes	3.350%	4/15/50	80,000	58,653
Home Depot Inc., Senior Notes	3.625%	4/15/52	420,000	320,294
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	170,000	157,176	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	300,000	257,871	(a)
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	440,000	348,519

Total Specialty Retail				1,221,437

TOTAL CONSUMER DISCRETIONARY				9,623,204

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 3.2%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	$1,559,234
Coca-Cola Co., Senior Notes	4.125%	3/25/40	290,000	259,438
Coca-Cola Co., Senior Notes	4.200%	3/25/50	160,000	144,219

Total Beverages				1,962,891

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	146,297
Mars Inc., Senior Notes	3.200%	4/1/30	220,000	198,658	(a)

Total Food Products				344,955

Tobacco - 2.0%
Altria Group Inc., Senior Notes	3.800%	2/14/24	290,000	287,438
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	489,197
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,318,292
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	55,137
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	510,000	515,852	(a)
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	515,406
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	500,958

Total Tobacco				3,682,280

TOTAL CONSUMER STAPLES				5,990,126

ENERGY - 13.6%
Energy Equipment & Services - 0.5%
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	837,622

Oil, Gas & Consumable Fuels - 13.1%
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	78,373
Apache Corp., Senior Notes	5.100%	9/1/40	60,000	49,943
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	131,445
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	512,595
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	40,000	33,150	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	50,000	40,284	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	360,000	297,868
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	270,000	268,310	(a)
Chevron USA Inc., Senior Notes	5.250%	11/15/43	240,000	238,128
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	460,000	465,060	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	370,000	378,606	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	1,674,299
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	116,114	(a)

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	$405,124
Continental Resources Inc., Senior Notes	2.875%	4/1/32	180,000	138,103	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	140,000	107,469
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	563,273
Devon Energy Corp., Senior Notes	4.500%	1/15/30	116,000	108,615
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	18,595
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	179,892
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	370,000	368,986
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	285,139
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	330,000	304,220	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	880,000	780,894	(b)(c)
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	602,580
Energy Transfer LP, Senior Notes	5.250%	4/15/29	20,000	19,551
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	20,519
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	57,083
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	326,280
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	230,000	157,492
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	210,000	155,085
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	700,000	582,677	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	370,000	359,896
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	220,000	196,824
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	240,000	181,080	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,006,824
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	508,841
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,000,000	1,108,517
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	7,683
ONEOK Inc., Senior Notes	6.050%	9/1/33	710,000	715,836
ONEOK Inc., Senior Notes	6.625%	9/1/53	710,000	716,590
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	330,000	309,988	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	549,056
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	160,000	125,494
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	1,698,394
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	90,000	79,825

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Corp., Senior Notes	4.950%	4/15/52	260,000	$211,308
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	760,000	771,164
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	794,728
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	185,317
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	230,000	202,945
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	9,380
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	717,409
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	22,494
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,510,200
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	843,323
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	140,000	125,027
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	120,000	100,923
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	430,000	348,442
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,118,174
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	68,135
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	173,502
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	70,000	47,049

Total Oil, Gas & Consumable Fuels				24,280,120

TOTAL ENERGY				25,117,742

FINANCIALS - 32.9%
Banks - 19.1%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	182,606	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	372,871	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	193,891	(a)(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. Term SOFR + 4.160%)	6.100%	3/17/25	590,000	$581,408	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. Term SOFR + 3.967%)	6.250%	9/5/24	880,000	877,800	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. Term SOFR + 4.436%)	6.500%	10/23/24	400,000	402,000	(b)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,388,632
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	230,000	184,435	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	250,000	201,087	(c)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. Term SOFR + 1.572%)	4.271%	7/23/29	690,000	651,477	(c)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	784,608
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	560,000	483,944	(c)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,660,000	1,475,230	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	500,000	458,363	(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,493,324	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	290,000	289,710	(a)(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.250% to 8/15/26 then 3 mo. Term SOFR + 4.779%)	6.250%	8/15/26	1,100,000	1,085,040	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	1,350,000	1,331,775	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	936,866
Citigroup Inc., Senior Notes	4.650%	7/23/48	780,000	677,554
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	620,000	539,274	(c)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	$477,196
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,990,000	1,856,525
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	662,213
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	380,000	378,886	(c)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	245,360
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,369,238	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	530,000	528,072	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	776,393	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	422,329	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	192,512
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	1,300,000	1,314,757	(c)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	470,000	417,929	(c)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	290,000	294,886	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	140,217	(a)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	340,000	334,328	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	152,554	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	430,000	286,890	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (3 mo. Term SOFR + 3.562%)	8.934%	11/1/23	700,000	701,820	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,652,790
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	757,188
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	220,000	202,662	(b)(c)

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	620,000	$604,926	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	441,039	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	410,000	372,171	(b)(c)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	200,000	190,925	(c)
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	602,051
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	390,000	386,606	(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,610,000	1,551,480	(a)(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	470,000	469,772	(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. Term SOFR + 1.432%)	3.196%	6/17/27	320,000	299,282	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	600,000	508,120	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	350,000	316,341	(c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	880,000	868,787	(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	333,247
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	441,060
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	170,000	137,194

Total Banks				35,279,641

Capital Markets - 7.4%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	500,000	378,145	(b)(c)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	223,180
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	410,000	410,674	(c)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	680,000	692,155	(c)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
CI Financial Corp., Senior Notes	4.100%	6/15/51	250,000	$151,429
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	760,195
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	78,141
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	180,000	181,350	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	600,000	599,177
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	2,695,749
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	630,000	505,731	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,670,000	1,562,352	(c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	64,387
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	390,000	364,299
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	400,000	378,685
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,126,875	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	110,000	99,678	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	160,000	101,128	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	153,052
Morgan Stanley, Senior Notes (1.928% to 4/28/31 then SOFR + 1.020%)	1.928%	4/28/32	900,000	694,206	(c)
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	500,000	481,652
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	190,000	176,951	(c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	160,000	155,683	(c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	120,000	116,250
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	130,872
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	79,037
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	920,000	914,480	(a)(b)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	400,000	360,453	(a)(c)

Total Capital Markets				13,635,966

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 0.4%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	240,000	$228,128	(c)
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	478,426

Total Consumer Finance				706,554

Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	530,000	393,977
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000	1,047,498
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	146,903	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	230,000	207,573	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	314,001	(a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	220,000	151,369
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	7.064%	12/21/65	800,000	580,716	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	7.314%	12/21/65	100,000	74,170	(a)(c)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	230,000	204,642	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	220,000	174,197	(a)

Total Financial Services				3,295,046

Insurance - 3.8%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	168,034	(a)(b)(c)
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	70,429
Americo Life Inc., Senior Notes	3.450%	4/15/31	120,000	89,250	(a)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	352,214	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	851,308	(a)
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	170,000	110,547
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	100,000	69,309	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	343,444	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,000,000	$990,586
MetLife Inc., Junior Subordinated Notes	9.250%	4/8/38	159,000	184,259	(a)
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	654,377	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	111,954	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	121,834	(a)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	270,000	267,784	(c)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	300,000	291,744
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,151,996	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	593,221	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	330,000	223,691	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	436,559

Total Insurance				7,082,540

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	700,000	720,808	(a)

TOTAL FINANCIALS				60,720,555

HEALTH CARE - 11.6%
Biotechnology - 2.0%
AbbVie Inc., Senior Notes	3.200%	11/21/29	370,000	333,723
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,160,000	995,036
Amgen Inc., Senior Notes	5.250%	3/2/33	1,160,000	1,154,455
Amgen Inc., Senior Notes	5.650%	3/2/53	460,000	456,343
Amgen Inc., Senior Notes	5.750%	3/2/63	160,000	158,129
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	102,072
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	439,906
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	91,122

Total Biotechnology				3,730,786

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	195,103
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	910,000	806,987
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	450,000	399,591

Total Health Care Equipment & Supplies				1,401,681

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 6.5%
Centene Corp., Senior Notes	4.250%	12/15/27	160,000	$149,822
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	515,449
Centene Corp., Senior Notes	3.375%	2/15/30	790,000	676,830
Centene Corp., Senior Notes	3.000%	10/15/30	120,000	99,927
Cigna Group, Senior Notes	4.125%	11/15/25	540,000	526,406
Cigna Group, Senior Notes	4.800%	8/15/38	540,000	498,197
Cigna Group, Senior Notes	3.200%	3/15/40	220,000	164,043
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	50,137
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,429,293
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,547,182
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	1,845,930
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	481,356
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	816,253
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	115,630
Elevance Health Inc., Senior Notes	5.350%	10/15/25	500,000	499,509
Elevance Health Inc., Senior Notes	4.375%	12/1/47	230,000	194,241
HCA Inc., Senior Notes	4.125%	6/15/29	340,000	314,220
HCA Inc., Senior Notes	5.125%	6/15/39	170,000	154,394
HCA Inc., Senior Notes	5.500%	6/15/47	350,000	318,917
HCA Inc., Senior Notes	5.250%	6/15/49	530,000	463,021
Humana Inc., Senior Notes	4.800%	3/15/47	360,000	319,953
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	140,000	116,919
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	120,000	80,906
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	214,063
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	220,000	179,703
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	204,633

Total Health Care Providers & Services				11,976,934

Pharmaceuticals - 2.3%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	56,641	(a)
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	677,312
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	620,000	610,429
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	620,000	603,958
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	470,000	470,519
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	90,000	88,751

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	$201,357
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	320,000	339,432
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,179,742
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	36,295

Total Pharmaceuticals				4,264,436

TOTAL HEALTH CARE				21,373,837

INDUSTRIALS - 8.1%
Aerospace & Defense - 3.6%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	820,000	818,699	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	640,000	604,020	(a)
Boeing Co., Senior Notes	3.100%	5/1/26	1,540,000	1,451,350
Boeing Co., Senior Notes	3.250%	2/1/28	580,000	531,673
Boeing Co., Senior Notes	5.705%	5/1/40	330,000	321,264
Boeing Co., Senior Notes	5.805%	5/1/50	220,000	214,343
HEICO Corp., Senior Notes	5.350%	8/1/33	380,000	376,885
Hexcel Corp., Senior Notes	4.200%	2/15/27	1,000,000	935,015
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	294,943
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	290,000	290,671
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	430,000	405,534
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	47,458
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	187,279
RTX Corp., Senior Notes	4.625%	11/16/48	180,000	158,430

Total Aerospace & Defense				6,637,564

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	783,358

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	3.577%	4/5/50	160,000	114,706

Commercial Services & Supplies - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	117,022

Ground Transportation - 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	406,535
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	21,881

Total Ground Transportation				428,416

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	6.875%	1/10/39	143,000	166,668
Honeywell International Inc., Senior Notes	5.000%	2/15/33	540,000	544,768

Total Industrial Conglomerates				711,436

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	$332,403

Passenger Airlines - 1.4%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	155,833	153,080	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	170,000	162,757	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	814,396
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	420,000	425,953	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	292,000	285,558	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	201,777	(a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	290,000	286,718
United Airlines Pass-Through Trust	4.875%	1/15/26	206,880	200,895

Total Passenger Airlines				2,531,134

Trading Companies & Distributors - 1.8%
Air Lease Corp., Senior Notes	1.875%	8/15/26	1,000,000	895,343
Air Lease Corp., Senior Notes	5.850%	12/15/27	480,000	480,371
Air Lease Corp., Senior Notes	4.625%	10/1/28	500,000	471,462
Aircastle Ltd., Senior Notes	5.250%	8/11/25	1,000,000	976,216	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	250,000	246,350	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	324,147	(a)

Total Trading Companies & Distributors				3,393,889

TOTAL INDUSTRIALS				15,049,928

INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment, Instruments & Components - 0.3%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	600,000	572,214

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	200,000	184,636
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	450,000	307,174

Total IT Services				491,810

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Inc., Senior Notes	4.150%	11/15/30	178,000	162,841
Broadcom Inc., Senior Notes	4.300%	11/15/32	580,000	524,525
Broadcom Inc., Senior Notes	3.187%	11/15/36	22,000	16,546	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	239,000	215,457	(a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	470,000	464,043	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	213,294

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	$17,588
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	89,641
Intel Corp., Senior Notes	3.200%	8/12/61	180,000	112,879
Micron Technology Inc., Senior Notes	2.703%	4/15/32	210,000	165,841
Micron Technology Inc., Senior Notes	3.366%	11/1/41	40,000	27,760
NVIDIA Corp., Senior Notes	3.500%	4/1/40	100,000	83,339
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	236,435
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	95,840
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	60,603
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	380,000	378,299
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	372,937

Total Semiconductors & Semiconductor Equipment				3,237,868

Software - 1.2%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,412,088
Oracle Corp., Senior Notes	3.950%	3/25/51	490,000	358,466
Oracle Corp., Senior Notes	4.100%	3/25/61	580,000	412,569

Total Software				2,183,123

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	200,000	229,968
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	60,000	73,660

Total Technology Hardware, Storage & Peripherals				303,628

TOTAL INFORMATION TECHNOLOGY				6,788,643

MATERIALS - 1.5%
Chemicals - 0.4%
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	480,000	479,561
Ecolab Inc., Senior Notes	4.800%	3/24/30	130,000	129,358
OCP SA, Senior Notes	3.750%	6/23/31	200,000	165,552	(a)

Total Chemicals				774,471

Metals & Mining - 1.1%
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	240,000	246,247
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	400,000	389,948	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	330,000	296,487
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	590,000	561,098	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	550,000	521,416

Total Metals & Mining				2,015,196

TOTAL MATERIALS				2,789,667

REAL ESTATE - 1.4%
Diversified REITs - 0.5%
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	949,449

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care REITs - 0.6%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	190,000	$180,571
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	507,530
Welltower OP LLC, Senior Notes	4.125%	3/15/29	510,000	473,979

Total Health Care REITs				1,162,080

Residential REITs - 0.1%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	130,000	115,793

Retail REITs - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	300,000	286,116	(a)

Specialized REITs - 0.0%††
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	110,000	100,842

TOTAL REAL ESTATE				2,614,280

UTILITIES - 4.2%
Electric Utilities - 4.2%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	461,374
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	200,000	135,047	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	646,367
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	160,000	138,000	(b)(c)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	230,000	203,776	(b)(c)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	200,000	204,075	(a)
Exelon Corp., Senior Notes	4.050%	4/15/30	190,000	175,748
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	480,000	453,210
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000	3,384,587
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	240,000	223,856
Ohio Edison Co., Senior Notes	5.500%	1/15/33	140,000	138,702	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	130,000	101,563
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000	20,154
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	310,000	240,084
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	214,191

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electric Utilities - (continued)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000		$378,814
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000		649,359

TOTAL UTILITIES					7,768,907

TOTAL CORPORATE BONDS & NOTES (Cost - $188,735,243)					177,068,534

SOVEREIGN BONDS - 0.9%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	11,447		3,716
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	182,200		54,148
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,141,885		810,675	(a)

Total Argentina					868,539

Mexico - 0.2%
Mexican Bonos, Senior Notes	8.500%	11/18/38	8,780,000	MXN	478,421

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	410,000		383,101	(a)

TOTAL SOVEREIGN BONDS (Cost - $2,018,366)					1,730,061

MUNICIPAL BONDS - 0.8%
California - 0.4%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	500,000		520,618	(a)
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	160,000		143,864

Total California					664,482

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000		229,018

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	489,231		507,901

TOTAL MUNICIPAL BONDS (Cost - $1,459,283)					1,401,401

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Great Outdoors Group LLC, Term Loan B2 (1 mo. Term SOFR + 3.864%)	9.196%	3/6/28	351,047	$350,609	(c)(d)(e)

HEALTH CARE - 0.2%
Biotechnology - 0.2%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. Term SOFR + 1.864%)	7.180%	3/15/28	332,350	332,431	(c)(d)(e)

INDUSTRIALS - 0.1%
Passenger Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.076%	10/20/27	238,000	247,833	(c)(d)(e)

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.196%	4/20/28	88,200	86,932	(c)(d)(e)(f)

TOTAL SENIOR LOANS (Cost - $1,005,834)				1,017,805

CONVERTIBLE BONDS & NOTES - 0.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
DISH Network Corp., Senior Notes (Cost - $706,013)	2.375%	3/15/24	730,000	692,587

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%) (Cost - $233,032)	8.816%		9,325	210,978	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $194,157,771)				182,121,366

SHORT-TERM INVESTMENTS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $264,342)	5.261%		264,342	264,342	(g)(h)

TOTAL INVESTMENTS - 98.7% (Cost - $194,422,113)				182,385,708
Other Assets in Excess of Liabilities - 1.3%				2,349,232

TOTAL NET ASSETS - 100.0%				$184,734,940

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	19

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Rate shown is one-day yield as of the end of the reporting period.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2023, the total market value of investments in Affiliated Companies was $264,342 and the cost was $264,342 (Note 2).

Abbreviation(s) used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At August 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	28	12/23	$5,692,751	$5,706,531	$13,780
U.S. Treasury 5-Year Notes	131	12/23	13,924,019	14,006,766	82,747
U.S. Treasury 10-Year Notes	7	12/23	769,082	777,219	8,137
U.S. Treasury Ultra Long-Term Bonds	17	12/23	2,154,486	2,200,969	46,483

					151,147

See Notes to Schedule of Investments.

20	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	30	12/23	$3,598,542	$3,650,625	$(52,083)
U.S. Treasury Ultra 10-Year Notes	22	12/23	2,514,180	2,554,406	(40,226)

					(92,309)

Net unrealized appreciation on open futures contracts					$58,838

At August 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	1,463,000	USD	1,616,125	Goldman Sachs Group Inc.	10/20/23	$(25,862)
JPY	66,560,721	USD	469,628	Goldman Sachs Group Inc.	10/20/23	(8,443)
JPY	125,721,910	USD	906,329	Goldman Sachs Group Inc.	10/20/23	(35,229)
BRL	4,479,974	USD	909,893	JPMorgan Chase & Co.	10/20/23	(11,923)

Net unrealized depreciation on open forward foreign currency contracts						$(81,457)

Abbreviation(s) used in this table:

BRL	— Brazilian Real
EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

At August 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.40 Index	$1,940,000	6/20/28	5.000% quarterly	$(54,810)	$5,398	$(60,208)
Markit CDX.NA.IG.40 Index	3,281,000	6/20/28	1.000% quarterly	(50,827)	(19,884)	(30,943)

Total	$5,221,000			$(105,637)	$(14,486)	$(91,151)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	21

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2023

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

23

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$177,068,534	—	$177,068,534
Sovereign Bonds	—	1,730,061	—	1,730,061
Municipal Bonds	—	1,401,401	—	1,401,401
Senior Loans:
Materials	—	—	$86,932	86,932
Other Senior Loans	—	930,873	—	930,873
Convertible Bonds & Notes	—	692,587	—	692,587
Preferred Stocks	—	210,978	—	210,978

Total Long-Term Investments	—	182,034,434	86,932	182,121,366

Short-Term Investments†	$264,342	—	—	264,342

Total Investments	$264,342	$182,034,434	$86,932	$182,385,708

Other Financial Instruments:
Futures Contracts††	$151,147	—	—	$151,147

Total	$415,489	$182,034,434	$86,932	$182,536,855

25

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$92,309	—	—	$92,309
Forward Foreign Currency Contracts††	—	$81,457	—	81,457
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	91,151	—	91,151

Total	$92,309	$172,608	—	$264,917

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2023. The following transactions were effected in such company for the period ended August 31, 2023.

	Affiliate Value at November 30, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$838,034	$18,741,419	18,741,419	$19,315,111	19,315,111	—	$47,678	—	$264,342

26